Pensions and other postretirement benefits (Details 6) (CAD) In Millions, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
Information for the pension plan with an accumulated benefit obligation in excess of plan assets [Abstract]
Defined Benefit Plan, Pension Plans with Accumulated Benefit Obligations in Excess of Plan Assets, Aggregate Projected Benefit Obligation	14,514	13,941
Pensions [Member]
Information for the pension plan with an accumulated benefit obligation in excess of plan assets [Abstract]
Defined Benefit Plan, Pension Plans with Accumulated Benefit Obligations in Excess of Plan Assets, Aggregate Projected Benefit Obligation	15,015	436
Accumulated benefit obligation	14,606	386
Fair value of plan assets	14,191	191